Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 464,270	¥ 486,768
Right-of-use assets obtained in exchange for lease liabilities	¥ 335,425	¥ 271,225
Weighted average remaining lease term (in years)	3 years 2 months 12 days	3 years 6 months
Weighted average discount rate	2.38%	2.02%
Year ending December 31:
2025 (remainder)	¥ 410,814
2026	735,972
2027	446,860
2028	230,895
2029	101,882
2030 and thereafter	93,920
Total	2,020,344
Less: Interest component	72,677
Present value of minimum lease payments	¥ 1,947,667
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of operating lease liability, Operating lease liability - net of current portion
Current portion of operating lease liability	¥ 795,728		¥ 792,781
Operating lease liability - net of current portion	¥ 1,151,939		¥ 1,287,509